Investments: Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Investment Income, Operating	$ 416	$ 394	$ 312
Investment Income, Investment Expense	(40)	(28)	(34)
Net Investment Income	376	366	278
Debt Securities
Gross Investment Income, Operating	$ 363	389	304
Policy loans
Gross Investment Income, Operating		$ 5	$ 8